Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%
Income taxes paid (recovered)	$ 250,127	$ 74,460	$ 287,491
Tax receivable	134	167
Interest and penalties expense related to unrecognized tax benefits	2,180	2,571	2,223
Accrued interest and penalties related to unrecognized tax benefits	12,132	9,952
AZOA
Income Tax Disclosure [Line Items]
Tax payable	$ 79,981	$ 73,372